Capitalized Software Costs	12 Months Ended
Dec. 31, 2020
Capitalized Software Costs [Abstract]
CAPITALIZED SOFTWARE COSTS
8.	CAPITALIZED SOFTWARE COSTS

At December 31, 2020 and 2019 capitalized software costs consisted of the following (in thousands):

December 31, 2020	Useful Life	Gross Value	Accumulated Depreciation	Net Carrying Value
Capitalized software development costs	4 years	$15,844	$(6,909)	$8,935

December 31, 2019	Useful Life	Gross Value	Accumulated Depreciation	Net Carrying Value
Capitalized software development costs	4 years	$11,535	$(3,888)	$7,647

The software development costs capitalized were $4.3 million and $3.9 million for the years ended December 31, 2020 and 2019, respectively. Depreciation expense for capitalized software costs included within cost of revenues on the statements of operations was $3.0 million and $2.2 million for the years ended December 31, 2020 and 2019, respectively.